Investment in Equity Accounted Joint Ventures (Details) - USD ($)	1 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Sep. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Loan facility, outstanding balance			$ 3,189,841,000	$ 3,123,728,000
Investment in equity accounted joint ventures			207,075,000	$ 169,875,000
Interest rate swaps
Schedule of Equity Method Investments [Line Items]
Notional amount			1,502,418,000
OOG-TK Libra GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Ocyan, formerly Odebrecht Oil & Gas S.A. | OOG-TK Libra GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Minimum | Ocyan, formerly Odebrecht Oil & Gas S.A.
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	10 years
Vessels | Ocyan, formerly Odebrecht Oil & Gas S.A.
Schedule of Equity Method Investments [Line Items]
Loan facility, outstanding balance			668,800,000
OOG-TK Libra GmbH & Co KG | Ocyan, formerly Odebrecht Oil & Gas S.A.
Schedule of Equity Method Investments [Line Items]
Marginal rate	2.65%
Teekay Corporation | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
OOG-TK Libra GmbH & Co KG | Cash Flow Hedging | Designated as Hedging Instrument | Interest rate swaps
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	10 years
Notional amount	$ 301,000,000
Fixed interest rate	2.51%
OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Debt instrument, term		8 years
Loan facility, outstanding balance			138,200,000
OOG-TKP FPSO GmbH & Co KG | Cash Flow Hedging | Not Designated as Hedging Instrument | Interest rate swaps
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		10 years
Notional amount			$ 61,700,000
Fixed interest rate		2.63%
OOG-TKP FPSO GmbH & Co KG | Maximum
Schedule of Equity Method Investments [Line Items]
Marginal rate		2.45%
Guaranteed loan facility | Teekay Corporation | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%